UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Semiannual Report
11.30.12

A look at performance

Total returns for the period ended November 30, 2012

										Tax
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12	11-30-12	11-30-12

Class A	7.57	5.00	4.80	0.69	7.57	27.63	59.79	1.88	1.79	2.89

Class B	6.83	4.84	4.66	0.06	6.83	26.69	57.64	1.24	1.14	1.91

Class C	10.73	5.15	4.49	3.96	10.73	28.57	55.16	1.24	1.14	1.91

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.85	1.60	1.60
Gross (%)	0.95	1.70	1.70

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Tax-Free Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	11-30-02	$15,764	$15,764	$17,005

Class C3	11-30-02	15,516	15,516	17,005

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 35%. Share classes will differ due to varying expenses.

3 No contingent deferred sales charge is applicable.

Semiannual report | Tax-Free Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,054.50	$4.38

Class B	1,000.00	1,050.60	8.17

Class C	1,000.00	1,049.60	8.17

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.80	$4.31

Class B	1,000.00	1,017.10	8.04

Class C	1,000.00	1,017.10	8.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.84%, 1.59% and 1.59% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund	9

Portfolio summary

Top 10 Holdings (21.7% of Net Assets on 11-30-12)[1,2]

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-19	5.3%

Massachusetts Water Resources Authority, 5.000%, 8-1-40	2.2%

Commonwealth of Massachusetts, 5.500%,12-1-24	2.1%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17	1.9%

New York Liberty Development Corp., 5.000%, 12-15-41	1.9%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39	1.8%

South Carolina State Public Service Authority, 5.000%, 1-1-40	1.7%

Madera County Certificates of Participation, 6.500%, 3-15-15	1.7%

New York State Dormitory Authority, 5.000%, 7-1-35	1.6%

JEA Electric System Revenue, 5.000%, 10-1-38	1.5%

Sector Composition[1,3]

General Obligation Bonds	5.8%	Water & Sewer	5.4%

Revenue Bonds		Tobacco	5.3%

Transportation	19.9%	Health Care	5.0%

Utilities	19.3%	Pollution	2.8%

Education	6.6%	Facilities	2.0%

Development	6.5%	Other Revenue	12.8%

Airport	6.4%	Short-Term Investments & Other	2.2%

Quality Composition[1,4]

AAA	11.6%

AA	34.7%

A	33.3%

BBB	10.0%

B	3.9%

Not Rated	4.3%

Short-Term Investments & Other	2.2%

1 As a percentage of net assets on 11-30-12.

2 Cash and cash equivalents not included.

3 The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable.

Investments focused on one sector may fluctuate more widely than investments across multipile sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Tax-Free Bond Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.8%				$524,350,524

(Cost $448,461,100)

Alabama 0.4%				2,324,420

Birmingham Special Care Facilities
Financing Authority Children’s Hospital	6.125	06-01-34	$2,000,000	2,324,420

Arizona 0.5%				2,477,230

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,218,370

Phoenix Civic Improvement Corp.
Civic Plaza, Series B (Zero Coupon steps up
to 5.500% on 7-1-13) (D)	Zero	07-01-28	1,000,000	1,258,860

California 17.8%				95,699,069

California Statewide Communities
Development Authority Kaiser Permanente,
Series A	5.000	04-01-42	2,000,000	2,323,520

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	5,000,000	2,436,950

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-19	30,000,000	28,250,100

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	2,500,000	2,299,350

Los Angeles Department of Water & Power	5.000	07-01-43	2,500,000	2,950,325

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,692,325

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	8,405,000	8,878,202

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	6,160,000	6,486,480

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,973,925

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	25,026

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-14	5,000,000	4,978,900

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-17	4,900,000	4,769,856

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-20	$2,000,000	$1,837,440

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	10,000,000	10,025,900

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,392,380

State of California	5.000	09-01-42	4,075,000	4,763,265

State of California	5.250	04-01-35	5,500,000	6,615,125

Colorado 4.2%				22,636,569

Colorado Springs Utilities Revenue Series A	5.000	11-15-33	2,000,000	2,416,900

Colorado Springs Utilities Revenue Series C	5.250	11-15-42	2,825,000	3,326,099

Denver, Colorado City & County
Airport Revenue Series A	5.250	11-15-36	5,250,000	6,029,415

Denver, Colorado City & County
Airport Revenue Series B	5.000	11-15-37	3,230,000	3,773,415

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	4,705,680

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,385,060

Connecticut 0.6%				3,460,920

Connecticut State Health & Educational
Facility Authority Yale University, Series Z3	5.050	07-01-42	3,000,000	3,460,920

District of Columbia 2.8%				14,949,913

District of Columbia Tobacco Settlement
Financing Corp.	6.500	05-15-33	5,000,000	5,975,300

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-33	6,565,000	2,540,130

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-35	6,470,000	2,245,608

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-36	7,250,000	2,380,320

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C
(Zero Coupon steps up to 6.500% on
10-1-16) (D)	Zero	10-01-41	1,750,000	1,808,555

Florida 4.6%				24,748,456

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,000,000	1,003,530

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,504,500

Broward, Florida County Airport Revenue	5.000	10-01-37	5,000,000	5,790,700

Crossings at Fleming Island Community
Development District Recreation Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	907,410

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	602,630

JEA Electric System Revenue
Series Three — D-2	5.000	10-01-38	7,000,000	8,009,610

12	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Florida (continued)

Orange County School Board
School Improvements, Series A (D)(Z)	Zero	08-01-13	$5,000,000	$4,980,050

Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed
to Maturity, Series D	6.750	10-01-17	1,670,000	1,950,026

Georgia 2.0%				10,946,306

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,000,000	1,095,320

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	145,000	159,896

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	150,000	168,797

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	64,031

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	885,000	1,018,812

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,645,000	5,463,170

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,976,280

Illinois 3.8%				20,659,829

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,851,653

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,126,300

City of Chicago IL, Series A	5.750	01-01-39	3,200,000	3,860,768

Illinois Development Finance Authority
Edison Project (D)	5.850	01-15-14	3,000,000	3,144,150

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,954,110

Lake County Community Consolidated School
District No: 24 (D)(Z)	Zero	01-01-22	2,440,000	1,764,388

Round Lake Lakewood Grove Special Service
Area No: 1 Prerefunded to 3-1-13	6.700	03-01-33	956,000	989,135

Will County Community Unit School District
No: 365 (D)(Z)	Zero	11-01-21	1,130,000	969,325

Indiana 0.7%				3,558,150

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,558,150

Kentucky 1.2%				6,369,242

Kentucky Economic Development Finance
Authority Louisville Arena, Series A–1 (D)	6.000	12-01-33	1,000,000	1,131,630

Kentucky Economic Development Finance
Authority Norton Healthcare, Prerefunded to
10-1-13, Series C (D)	6.100	10-01-21	1,770,000	1,872,695

Kentucky Economic Development Finance
Authority Norton Healthcare, Series C (D)	6.100	10-01-21	3,230,000	3,364,917

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Louisiana 1.3%				$6,823,135

Louisiana Local Government Environmental
Facilities Westlake Chemical Corp. Projects	6.750	11-01-32	$2,500,000	2,832,775

Louisiana Local Government Environmental
Facilities Westlake Chemical Corp. Projects.,
Series A–1	6.500	11-01-35	1,500,000	1,770,180

Parish of St. Charles LA (P)	4.000	12-01-40	2,000,000	2,220,180

Massachusetts 8.4%				44,887,388

Commonwealth of Massachusetts Series C (D)	5.500	12-01-24	8,000,000	11,172,800

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	8,595,000	5,024,207

Massachusetts Development Finance Agency
Harvard University Series B	5.000	10-15-40	2,775,000	3,342,848

Massachusetts Health & Educational Facilities
Authority Civic Investments, Prerefunded to
12-15-12, Series B	9.200	12-15-31	3,500,000	3,582,985

Massachusetts State Department
of Transportation Highway Revenue Tolls,
Series B	5.000	01-01-37	5,000,000	5,692,100

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	50,000	50,255

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	9,975,000	11,959,327

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	3,475,000	4,062,866

Michigan 0.7%				4,022,547

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,231,360

Wayne County Airport Authority
Detroit Metropolitan Airport, Series A	5.000	12-01-37	2,450,000	2,791,187

Nebraska 3.1%				16,476,318

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,517,943

Omaha Public Power District
Electric, Power & Light Revenues,
Escrowed to Maturity, Series B	6.200	02-01-17	1,200,000	1,336,740

Omaha Public Power District
Electric, Power & Light Revenues, Series A	5.000	02-01-42	4,100,000	4,886,995

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,734,640

New Jersey 3.8%				20,309,413

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,882,400

New Jersey Transportation Trust Fund Authority
Series B	5.000	06-15-42	2,500,000	2,874,250

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,121,080

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06-01-39	5,000,000	5,163,900

Tobacco Settlement Financing Corp.,
Series 1A	4.500	06-01-23	3,295,000	3,267,783

14	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

New York 18.6%				$99,530,528

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	$1,000,000	1,172,730

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	3,500,000	4,251,520

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,576,780

Metropolitan Transportation Authority	5.000	11-15-42	4,525,000	5,282,078

New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01-01-24	1,500,000	1,618,440

New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	3,000,000	3,577,380

New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	9,388,000

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	4,365,104

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,441,870

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,505,470

New York Liberty Development Corp.
1 World Trade Center Project	5.000	12-15-41	8,500,000	9,947,465

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,909,600

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	4,495,000	5,594,522

New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,971,725

New York State Dormitory Authority
State University Dormitory, Series A	5.000	07-01-35	7,250,000	8,575,010

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	1,000,000	1,200,460

New York State Thruway Authority
General Revenue, Series I	5.000	01-01-42	4,050,000	4,756,806

Port Authority of New York & New Jersey
144th Construction Project	5.000	10-01-29	3,500,000	4,003,860

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	7,820,000	7,820,391

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,000,000	2,386,400

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,610,557

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07-15-39	2,000,000	2,574,360

Ohio 0.9%				4,614,840

Ohio Higher Educational Facility Commission	5.000	01-01-38	4,000,000	4,614,840

Oklahoma 1.3%				6,979,900

Grand River Dam Authority, Series A	5.250	06-01-40	4,000,000	4,769,400

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06-01-35	2,000,000	2,210,500

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

Oregon 1.0%				$5,285,807

Clackamas County School District No. 12,
Series B (D)	5.000	06-15-28	$3,630,000	4,174,972

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,110,835

Pennsylvania 1.7%				9,044,730

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	1,036,680

Philadelphia Authority for Industrial Development
Commercial Development AMT	7.750	12-01-17	3,250,000	3,255,330

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,752,720

Puerto Rico 4.1%				22,151,725

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	5,000,000	5,359,900

Commonwealth of Puerto Rico
Public Improvement, Series B	5.500	07-01-39	3,000,000	3,143,250

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	2,500,000	2,585,175

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	3,615,960

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	4,000,000	4,224,600

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08-01-41	3,000,000	3,222,840

Rhode Island 0.1%				806,543

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	795,000	806,543

South Carolina 3.7%				19,834,538

Richland County
International Paper Company AMT	6.100	04-01-23	3,325,000	3,408,158

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	6,000,000	7,140,780

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	8,000,000	9,285,600

South Dakota 1.0%				5,149,400

Educational Enhancement Funding Corp.,
Series B	6.500	06-01-32	5,000,000	5,149,400

Texas 7.8%				41,585,338

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	5,197,126

Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	5,000,000	5,899,950

Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	5,000,000	5,985,350

Houston Independent School District Public
Financing Corp. Cesar Chavez Project,
Series A (D)(Z)	Zero	09-15-16	570,000	540,206

Lower Colorado River Authority	5.625	05-15-39	3,810,000	4,510,964

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,692,450

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	190,000	245,144

16	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Texas (continued)

Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	$2,500,000	$2,885,175

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,768,993

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,859,980

Utah 0.1%				385,470

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity,
Series A	8.125	05-15-15	355,000	385,470

Washington 0.3%				1,841,910

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,841,910

Wyoming 0.7%				3,511,860

Campbell County Solid Waste Facilities Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,511,860

Other 0.6%				3,279,030

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05-15-15	3,000,000	3,279,030

			Par value	Value

Short-Term Investments 1.0%				$5,554,000

(Cost $5,554,000)

Repurchase Agreement 1.0%				5,554,000

Repurchase Agreement with State Street Corp.
dated 11-30-12 at 0.010% to be repurchased
at $5,554,005 on 12-3-12, collateralized
by $5,670,000 U.S. Treasury Bill, 0.010%
due 12-31-12 (valued at $5,667,165,
including interest)			$5,554,000	5,554,000

Total investments (Cost $454,015,100)† 98.8%				$529,904,524

Other assets and liabilities, net 1.2%				$6,495,035

Total net assets 100.0%				$536,399,559

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	17

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a% of total investments

Ambac Financial Group, Inc.	3.7%
Assured Guaranty Corp.	1.9%
Assured Guaranty Municipal Corp.	1.2%
CIFG Holdings, Ltd.	0.5%
Commonwealth Gtd.	0.7%
Financial Guaranty Insurance Company	1.1%
National Public Finance Guarantee Insurance Company	6.6%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $450,778,732. Net unrealized appreciation aggregated $79,125,792, of which $79,218,382 related to appreciated investment securities and $92,590 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 11-30-12:

General Obligation Bonds	5.8%

Revenue Bonds

Transportation	19.9%
Utilities	19.3%
Education	6.6%
Development	6.5%
Airport	6.4%
Water & Sewer	5.4%
Tobacco	5.3%
Health Care	5.0%
Pollution	2.8%
Facilities	2.0%
Other Revenue	12.8%
Short-Term Investments & Other	2.2%

18	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $454,015,100)	$529,904,524
Cash	18
Receivable for investments sold	116,543
Receivable for fund shares sold	788,517
Interest receivable	6,801,395
Receivable from affiliates	7,285
Other receivables and prepaid expenses	91,302

Total assets	537,709,584

Liabilities

Payable for fund shares repurchased	820,542
Distributions payable	273,695
Payable to affiliates
Accounting and legal services fees	19,578
Transfer agent fees	25,880
Distribution and service fees	41,799
Trustees’ fees	47,758
Other liabilities and accrued expenses	80,773

Total liabilities	1,310,025

Net assets

Paid-in capital	$472,366,208
Undistributed net investment income	781,377
Accumulated net realized gain (loss) on investments	(12,637,450)
Net unrealized appreciation (depreciation) on investments	75,889,424

Net assets	$536,399,559

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($475,432,576 ÷ 44,369,038 shares)	$10.72
Class B ($8,350,940 ÷ 779,300 shares)[1]	$10.72
Class C ($52,616,043 ÷ 4,910,864 shares)[1]	$10.71

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.23

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,372,920

Expenses

Investment management fees	1,401,014
Distribution and service fees	844,245
Accounting and legal services fees	56,136
Transfer agent fees	149,969
Trustees’ fees	16,378
State registration fees	35,152
Printing and postage	16,044
Professional fees	35,813
Custodian fees	40,826
Registration and filing fees	9,677
Other	12,354

Total expenses	2,617,608
Less expense reductions	(255,164)

Net expenses	2,362,444

Net investment income	10,010,476

Realized and unrealized gain (loss)

Net realized loss on investments	(716,937)
Change in net unrealized appreciation (depreciation) of investments	17,619,445

Net realized and unrealized gain	16,902,508

Increase in net assets from operations	$26,912,984

20	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$10,010,476	$19,935,385
Net realized gain (loss)	(716,937)	38,239
Change in net unrealized appreciation (depreciation)	17,619,445	31,204,086

Increase in net assets resulting from operations	26,912,984	51,177,710

Distributions to shareholders
From net investment income
Class A	(9,068,568)	(18,364,618)
Class B	(125,484)	(242,681)
Class C	(762,295)	(1,424,989)

Total distributions	(9,956,347)	(20,032,288)

From Fund share transactions	25,839,816	9,121,632

Total increase	42,796,453	40,267,054

Net assets

Beginning of period	493,603,106	453,336,052

End of period	$536,399,559	$493,603,106

Undistributed net investment income	$781,377	$727,248

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	21

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Net investment income[3]	0.21	0.43	0.44	0.45	0.35	0.45	0.45
Net realized and unrealized gain
(loss) on investments	0.35	0.67	(0.27)	0.44	(0.30)	(0.13)	(0.29)
Total from investment operations	0.56	1.10	0.17	0.89	0.05	0.32	0.16
Less distributions
From net investment income	(0.21)	(0.43)	(0.44)	(0.45)	(0.34)	(0.45)	(0.45)
Net asset value, end of period	$10.72	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Total return (%)[4,5]	5.45[6]	11.61	1.79	9.56	0.66[6]	3.25	1.55

Ratios and supplemental data

Net assets, end of period (in millions)	$475	$442	$411	$440	$411	$417	$434
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.94[7]	0.95	0.96	0.98	1.02[7,8]	0.96	0.95
Expenses net of fee waivers	0.84[7]	0.86	0.96	0.98	1.02[7,8]	1.02	1.03
Net investment income	4.00[7]	4.30	4.54	4.64	5.05[7]	4.53	4.45
Portfolio turnover (%)	5	25	20	28	36	36	40

1 Six months ended 11-30-12. Unaudited
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

22	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Net investment income[3]	0.17	0.36	0.37	0.38	0.29	0.38	0.38
Net realized and unrealized gain
(loss) on investments	0.35	0.67	(0.27)	0.44	(0.29)	(0.14)	(0.30)
Total from investment operations	0.52	1.03	0.10	0.82	—	0.24	0.08
Less distributions
From net investment income	(0.17)	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)
Net asset value, end of period	$10.72	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Total return (%)[4,5]	5.06[6]	10.78	1.04	8.74	0.10[6]	2.47	0.80

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$7	$10	$11	$13	$16
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.70	1.71	1.74	1.77[7,8]	1.71	1.70
Expenses net of fee waivers	1.59[7]	1.61	1.71	1.73	1.77[7,8]	1.77	1.78
Net investment income	3.25[7]	3.54	3.78	3.89	4.29[7]	3.77	3.69
Portfolio turnover (%)	5	25	20	28	36	36	40

1 Six months ended 11-30-12. Unaudited
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Net investment income[3]	0.17	0.36	0.37	0.38	0.29	0.38	0.37
Net realized and unrealized gain
(loss) on investments	0.34	0.67	(0.27)	0.44	(0.29)	(0.14)	(0.29)
Total from investment operations	0.51	1.03	0.10	0.82	—	0.24	0.08
Less distributions
From net investment income	(0.17)	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)
Net asset value, end of period	$10.71	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Total return (%)[4,5]	4.96[6]	10.78	1.04	8.74	0.10[6]	2.47	0.80

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$45	$36	$38	$27	$13	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.70	1.71	1.73	1.77[7,8]	1.71	1.70
Expenses net of fee waivers	1.59[7]	1.61	1.71	1.73	1.77[7,8]	1.77	1.78
Net investment income	3.25[7]	3.54	3.78	3.88	4.31[7]	3.78	3.70
Portfolio turnover (%)	5	25	20	28	36	36	40

1 Six months ended 11-30-12. Unaudited
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

24	Tax-Free Bond Fund | Semiannual report

As of November 30, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $1,013. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Tax-Free Bond Fund	25

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $12,095,118 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$257,214	$209,653	$5,383,181	$3,499,079	$490,608	$1,888,845	$366,538

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities, distributions payable and straddle loss deferrals.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

26	Tax-Free Bond Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.450% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of the distribution and service fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $227,652, $3,892 and $23,620 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $495,937 for the six months ended November 30, 2012. Of this amount, $10,656 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $417,472 was paid as sales commissions to broker-dealers and $67,809 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Semiannual report | Tax-Free Bond Fund	27

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $6,153 and $6,847 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$569,130	$133,804
Class B	38,914	2,287
Class C	236,201	13,878
Total	$844,245	$149,969

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

28	Tax-Free Bond Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,724,809	$38,978,274	4,266,555	$42,972,100
Distributions reinvested	725,330	7,616,331	1,464,494	14,742,790
Repurchased	(2,655,822)	(27,753,786)	(5,455,980)	(54,780,568)

Net increase	1,794,317	$18,840,819	275,069	$2,934,322

Class B shares

Sold	149,970	$1,569,723	202,441	$2,038,452
Distributions reinvested	10,026	105,326	18,637	187,760
Repurchased	(90,629)	(948,675)	(203,103)	(2,028,780)

Net increase	69,367	$726,374	17,975	$197,432

Class C shares

Sold	905,216	$9,497,494	1,192,471	$12,037,332
Distributions reinvested	56,947	598,041	103,939	1,046,656
Repurchased	(365,548)	(3,822,912)	(703,984)	(7,094,110)

Net increase	596,615	$6,272,623	592,426	$5,989,878

Net increase	2,460,299	$25,839,816	885,470	$9,121,632

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $46,829,230 and $24,089,316, respectively, for the six months ended November 30, 2012.

Semiannual report | Tax-Free Bond Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Tax-Free Bond Fund (the Fund), a series of John Hancock Municipal Securities Trust (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

30	Tax-Free Bond Fund | Semiannual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Semiannual report | Tax-Free Bond Fund	31

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Tax-Free Bond Fund Class A Shares	10.22%	8.44%	4.20%	4.69%
General Municipal Debt Category Average	10.56%	9.59%	3.69%	4.36%
Barclay Muni Bond TR Index	10.70%	8.57%	5.22%	5.38%

The Board noted that the Fund’s performance compared favorably to its Category’s average performance over the five- and ten-year periods, but that it underperformed over the one- and three-year periods. The Board also noted that the Fund underperformed its benchmark index’s performance over all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

32	Tax-Free Bond Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was four basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.55%	0.51%
Gross Expense Ratio	0.87%	0.89%
Net Expense Ratio	0.87%	0.81%

The Board viewed favorably the Fund’s agreement with John Hancock Funds, LLC, the Fund’s distributor, to limit the Rule 12b-1 fees on the Fund’s Class A shares at 0.15% until September 30, 2013 and the favorable impact of this agreement on the Class’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

Semiannual report | Tax-Free Bond Fund	33

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

34	Tax-Free Bond Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Municipal Securities Trust and each of its series, including John Hancock Tax-Free Bond Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Municipal Securities Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	55,587,008.76	918,583.08
Peter S. Burgess	55,585,655.21	919,936.64
William H. Cunningham	55,584,635.17	920,956.67
Grace K. Fey	55,580,827.93	924,763.92
Theron S. Hoffman	55,584,346.99	921,244.85
Deborah C. Jackson	55,550,165.12	955,426.73
Hassell H. McClellan	55,585,904.51	919,687.33
James M. Oates	55,589,834.72	915,757.12
Steven R. Pruchansky	55,565,705.50	939,886.34
Gregory A. Russo	55,593,192.04	912,399.81
Non-Independent Trustees
James R. Boyle	55,588,334.31	917,257.53
Craig Bromley	55,588,262.06	917,329.78
Warren A. Thomson	55,590,857.42	914,737.43

Semiannual report | Tax-Free Bond Fund	35

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Tax-Free Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	52SA 11/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/13

John Hancock
MUTUAL FUNDS

John Hancock

High Yield Municipal Bond Fund

Semiannual Report

11.30.12

A look at performance

Total returns for the period ended November 30, 2012

										Tax
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-12	11-30-12	11-30-12

Class A	10.20	5.29	5.34	1.50	10.20	29.41	68.30	2.48	2.38	3.82

Class B	9.59	5.14	5.20	0.90	9.59	28.49	66.02	1.85	1.76	2.85

Class C	13.60	5.47	5.04	4.90	13.60	30.49	63.53	1.86	1.76	2.86

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.87	1.62	1.62
Gross (%)	0.97	1.72	1.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	High Yield Municipal Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	11-30-02	$16,602	$16,602	$17,005

Class C3	11-30-02	16,353	16,353	17,005

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated or below BBB/Baa. Total return for this index is not available for the 10-year period.

Prior to December 14, 2012, the Fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the Fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the Fund compares its performance to better reflect the universe of investment opportunities based on the Fund’s investment strategy.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 35%. Share classes will differ due to varying expenses.

3 No contingent deferred sales charge is applicable.

Semiannual report | High Yield Municipal Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2012 with the same investment held until November 30, 2012.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,062.90	$4.45

Class B	1,000.00	1,059.00	8.31

Class C	1,000.00	1,059.00	8.31

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Municipal Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2012, with the same investment held until November 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-12	on 11-30-12	period ended 11-30-12[1]

Class A	$1,000.00	$1,020.80	$4.36

Class B	1,000.00	1,017.00	8.14

Class C	1,000.00	1,017.00	8.14

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.61% and 1.61% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Municipal Bond Fund	9

Portfolio summary

Top 10 Holdings (18.4% of Net Assets on 11-30-12)[1,2]

Atlanta Water & Waste Water Revenue, 5.000%, 11-1-19			3.4%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-18			2.4%

New York Liberty Development Corp., 5.250%, 10-1-35			2.4%

Port Authority of New York & New Jersey, 6.000%, 12-1-42			1.7%

Pennsylvania Turnpike Commission, Step Coupon, 12-1-38			1.6%

Golden State Tobacco Securitization Corp., 4.500% 6-1-27			1.6%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25			1.4%

Wyandotte County-Kansas City Unified Government, Zero Coupon, 6-1-21			1.3%

Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30			1.3%

New York Liberty Development Corp., 5.625%, 7-15-47			1.3%

Sector Composition[1,3]

General Obligation Bonds	1.6%	Water & Sewer	6.2%

Revenue Bonds		Airport	6.1%

Development	25.4%	Tobacco	4.7%

Transportation	11.4%	Education	3.5%

Health Care	8.6%	Facilities	1.6%

Pollution	8.0%	Other Revenue	14.5%

Utilities	6.5%	Short-Term Investments & Other	1.9%

Quality Composition[1,3,4]

AAA	3.1%

AA	5.7%

A	29.1%

BBB	37.2%

BB	3.9%

B	8.9%

CCC & Below	0.4%

Not Rated	9.8%

Short-Term Investments & Other	1.9%

1 As a percentage of net assets on 11-30-12.

2 Cash and cash equivalents not included.

3 The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities are subject to a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	High Yield Municipal Bond Fund | Semiannual report

Fund’s investments

As of 11-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 98.1%				$311,221,710

(Cost $264,293,956)

Alabama 2.5%				7,848,860

Birmingham Special Care Facilities
Financing Authority Children’s Hospital	6.125	06-01-34	$2,000,000	2,324,420

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	2,074,000

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,335,340

Selma Industrial Development Board
International Paper Company Project,
Series A	5.375	12-01-35	1,000,000	1,115,100

Arizona 2.5%				8,075,220

Maricopa County Industrial Development
Authority Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,502,920

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,436,740

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,077,710

Pima County Industrial Development Authority
Tucson Electric Power, Series A	4.500	06-01-30	1,000,000	1,057,850

California 9.3%				29,599,406

California State Public Works Board Trustees
California State University, Series D	6.250	04-01-34	1,000,000	1,235,430

California State Public Works Board Various
Capital Project, Series A	5.000	04-01-37	1,000,000	1,125,330

California Statewide Communities
Development Authority Kaiser Permanente,
Series A	5.000	04-01-42	1,500,000	1,742,640

California Statewide Communities
Development Authority Thomas Jefferson
School of Law, Series A (S)	7.250	10-01-38	1,000,000	1,022,700

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	4,000,000	999,320

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-18	7,950,000	7,614,351

Golden State Tobacco Securitization Corp.
Series A-1	4.500	06-01-27	5,405,000	4,971,195

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	$1,500,000	$2,152,830

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	2,215,395

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	1,690,000	1,779,570

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,781,940

State of California	5.000	09-01-41	1,000,000	1,154,580

State of California	5.250	04-01-35	1,500,000	1,804,125

Colorado 2.6%				8,139,883

Colorado Health Facilities Authority
Christian Living Community Project	5.250	01-01-37	500,000	515,835

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01-01-26	1,000,000	1,051,280

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01-01-34	750,000	826,508

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	3,361,200

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,385,060

Connecticut 0.5%				1,668,795

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,500,000	1,668,795

Delaware 0.4%				1,140,580

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10-01-40	1,000,000	1,140,580

District of Columbia 1.7%				5,343,528

Metropolitan Washington DC Airports
Authority Highway Revenue Tolls, Metrorail,
Series A (Z)	Zero	10-01-37	4,000,000	1,101,520

Metropolitan Washington DC Airports
Authority Highway Revenue Tolls, Series B (Z)	Zero	10-01-39	4,600,000	1,141,628

Metropolitan Washington DC Airports
Authority Highway Revenue Tolls, Series C
(Zero Coupon steps up to 6.500% on
10-1-16) (D)	Zero	10-01-41	3,000,000	3,100,380

Florida 5.8%				18,382,618

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,445,000	1,450,101

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	1,058,165

Crossings at Fleming Island Community
Development District Recreation Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	907,410

Heritage Harbour North Community
Development District	6.375	05-01-38	1,240,000	1,217,742

Live Oak Community Development District
No: 1, Series A	6.300	05-01-34	975,000	995,534

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	2,093,460

12	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Miami-Dade County Educational Facilities
Authority University of Miami, Series A	5.000	04-01-42	$1,000,000	$1,158,260

Orlando Urban Community Development
District Electric Light & Power Improvements	6.000	05-01-20	455,000	457,407

Orlando Urban Community Development
District Electric Light & Power Improvements	6.250	05-01-34	1,000,000	1,003,260

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,292,420

South Kendall Community Development
District, Series A	5.900	05-01-35	895,000	911,880

Tolomato Community Development District,
Series A-2 (Z)	Zero	05-01-39	110,000	78,937

Tolomato Community Development District,
Series A-3 (Z)	Zero	05-01-40	260,000	149,789

Tolomato Community Development District,
Series A-4 (Z)	Zero	05-01-40	130,000	55,095

Tolomato Community Development District,
Series A-1	6.450	05-01-23	200,000	197,706

Tolomato Community Development District,
Series 1 (H)	6.450	05-01-23	15,000	8,149

Tolomato Community Development District,
Series 2 (H)	6.450	05-01-23	470,000	216,849

Tolomato Community Development District,
Series 3 (H)	6.450	05-01-23	155,000	2

Tolomato Community Development District,
Series A-1	6.650	05-01-40	200,000	200,022

Tolomato Community Development District,
Series 1 (H)	6.650	05-01-40	15,000	8,134

Tolomato Community Development District,
Series 2 (H)	6.650	05-01-40	470,000	215,749

Tolomato Community Development District,
Series 3 (H)	6.650	05-01-40	155,000	2

Village Community Development District No. 8	6.125	05-01-39	910,000	1,082,545

Village Community Development District No. 8	6.375	05-01-38	765,000	926,010

Village Community Development District No. 9	5.500	05-01-42	500,000	537,430

Village Community Development District No. 5,
Series A	6.500	05-01-33	1,135,000	1,160,560

Georgia 6.5%				20,471,886

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,642,980

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,770,700

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,248,470

City of Atlanta GA Airport Revenue
Series C AMT	5.000	01-01-37	850,000	959,064

Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06-01-35	1,000,000	1,123,540

Gainesville & Hall County Development
Authority ACTS Retirement-Life
Communities, Inc., Series A-2	6.625	11-15-39	1,100,000	1,276,022

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,636,785

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,814,325

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Guam 0.7%				$2,276,000

Guam Government, Series A	7.000	11-15-39	$2,000,000	2,276,000

Hawaii 0.4%				1,222,080

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,222,080

Illinois 1.8%				5,690,700

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,084,200

Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08-15-26	1,000,000	1,001,020

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,605,480

Indiana 0.7%				2,207,535

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,476,925

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	240,405

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	475,000	490,205

Iowa 0.7%				2,254,375

Altoona Urban Renewal Tax Increment Revenue	6.000	06-01-34	1,000,000	1,101,410

Iowa Finance Authority
Alcoa, Inc.	4.750	08-01-42	1,100,000	1,152,965

Kansas 1.3%				4,117,320

Wyandotte County-Kansas City Unified
Government Sales Tax Revenue, Series B (Z)	Zero	06-01-21	6,000,000	4,117,320

Kentucky 1.1%				3,574,020

Kentucky Economic Development Finance
Authority Owensboro Medical Health System,
Series A	6.500	03-01-45	2,000,000	2,429,700

Owen County Kentucky Waterworks System
Revenue Amern Water Company Project,
Series A	6.250	06-01-39	1,000,000	1,144,320

Louisiana 3.5%				11,241,900

Louisiana Local Government Environmental
Facilities Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,399,330

Louisiana Local Government Environmental
Facilities Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,357,260

Parish of St. Charles LA
Valero Energy Corp. (P)	4.000	12-01-40	3,000,000	3,330,270

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,000,000	2,155,040

Maryland 1.1%				3,576,620

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,088,400

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,488,220

14	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts 2.7%				$8,556,565

Massachusetts Development Finance Agency
Covanta Energy Project, Series B	4.875	11-01-42	$2,000,000	2,044,200

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	1,043,480

Massachusetts Development Finance Agency
Merrimack College, Series A	5.250	07-01-42	1,000,000	1,115,130

Massachusetts Health & Educational Facilities
Authority Civic Investments, Series B	9.200	12-15-31	2,500,000	2,559,275

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,794,480

Michigan 1.9%				5,893,012

Detroit Water Supply System
Senior Lien, Series A	5.000	07-01-36	3,475,000	3,709,702

Michigan Public Power Agency
AFEC Project, Series A	5.000	01-01-43	1,000,000	1,095,470

Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12-01-28	1,000,000	1,087,840

Minnesota 0.7%				2,166,080

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,085,260

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,080,820

Mississippi 0.3%				1,003,140

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	1,003,140

Missouri 0.3%				962,576

St. Louis Airport Revenue
Lambert St. Louis International Airport,
Series A-1	6.625	07-01-34	800,000	962,576

Nevada 0.3%				1,038,220

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,038,220

New Hampshire 0.7%				2,140,290

New Hampshire Business Finance Authority
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,565,355

New Hampshire Health & Education Facilities
Authority Rivermead, Series A	6.875	07-01-41	500,000	574,935

New Jersey 2.5%				8,074,437

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.125	09-15-23	1,650,000	1,688,346

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09-15-29	2,000,000	2,057,920

New Jersey State Educational Facilities
Authority University of Medical and Dentistry,
Series B	7.500	12-01-32	1,000,000	1,279,710

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,030,270

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,035,000	2,018,191

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
New York 11.6%				$36,861,193

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$2,500,000	2,947,925

Chautauqua County Industrial Development
Agency Dunkirk Power Project	5.875	04-01-42	3,350,000	3,813,774

Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,000,000	1,214,720

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	2,500,000	3,078,650

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,900,375

New York City Industrial Development Agency
American Airlines-JFK Airport AMT (H)	7.500	08-01-16	2,000,000	2,110,700

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-44	2,925,000	3,374,075

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,156,700

New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07-15-47	3,350,000	3,981,140

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	5,995,000	7,461,437

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	500,000	500,025

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	5,321,672

North Carolina 0.4%				1,276,160

North Carolina Eastern Municipal Power
Agency Electric, Power & Light Revenues,
Series C	6.750	01-01-24	1,000,000	1,276,160

Ohio 3.9%				12,495,882

American Municipal Power, Inc.
Fremont Energy Center Project, Series B	5.000	02-15-42	2,500,000	2,845,650

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	2,865,000	2,577,239

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	4,500,000	4,056,525

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,509,900

Hickory Chase Community Authority
Hickory Chase Project (H)	7.000	12-01-38	921,000	506,568

Oklahoma 1.1%				3,612,621

Oklahoma Development Finance Authority
St, John’s Health System	5.000	02-15-42	1,000,000	1,128,920

Tulsa Airport Improvement Trust,
Series A AMT (P)	7.750	06-01-35	1,000,000	1,105,250

Tulsa Municipal Airport Trust
American Airlines Project	6.250	06-01-20	1,375,000	1,378,451

Oregon 0.5%				1,622,359

Western Generation Agency Wauna
Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,115,884

Western Generation Agency Wauna
Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	506,475

16	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Pennsylvania 5.8%				$18,322,281

Allegheny County Industrial Development
Authority Environmental Improvements	5.500	11-01-16	$1,000,000	1,053,880

Allegheny County Industrial Development
Authority Environmental Improvements	6.875	05-01-30	1,215,000	1,312,176

Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06-01-26	1,500,000	1,635,075

Pennsylvania Economic Development Financing
Authority Allegheny Energy Supply Company	7.000	07-15-39	2,500,000	3,026,425

Pennsylvania Economic Development Financing
Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,167,130

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero
Coupon Steps up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	5,050,650

Pennsylvania Turnpike Commission, Series A	5.000	12-01-42	1,000,000	1,139,830

Pennsylvania Turnpike Commission, Series B	5.250	12-01-41	1,500,000	1,738,875

Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08-01-40	2,000,000	2,198,240

Puerto Rico 4.2%				13,295,933

Commonwealth of Puerto Rico
Public Improvement, Series B	6.500	07-01-37	2,000,000	2,235,380

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,500,000	1,743,210

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07-01-38	1,000,000	1,059,150

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,278,713

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07-01-38	1,000,000	1,035,880

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08-01-33	5,000,000	1,695,350

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08-01-41	5,000,000	1,079,800

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	3,168,450

Rhode Island 0.1%				386,052

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	100,000	101,986

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	280,000	284,066

Tennessee 1.4%				4,317,432

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,317,432

Texas 11.8%				37,491,683

Central Texas Regional Mobility Authority	6.000	01-01-41	2,000,000	2,380,440

Central Texas Regional Mobility Authority	6.250	01-01-46	1,000,000	1,192,180

City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal
Projects AMT	6.625	07-15-38	1,000,000	1,117,100

City of Houston TX Airport System Revenue,
Series A AMT	5.000	07-01-31	2,000,000	2,325,620

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Texas (continued)

Fort Bend County Industrial Development Corp.
NRG Energy, Inc., Series B	4.750	11-01-42	$1,000,000	$1,048,350

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,103,801

Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,505,520

Harris County Health Facilities Development
Corp. Memorial Hermann Healthcare,
Series B	7.250	12-01-35	1,000,000	1,267,710

Love Field Airport Modernization Corp.
Southwest Airlines Company Project	5.250	11-01-40	2,825,000	3,072,583

Lower Colorado River Authority, Series A	5.000	05-15-39	3,000,000	3,479,520

Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	1,010,978

North Texas Tollway Authority
Highway Revenue Tolls	5.000	01-01-38	1,000,000	1,134,950

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,518,550

North Texas Tollway Authority
Highway Revenue Tolls, Series D	5.000	01-01-38	1,000,000	1,149,430

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,127,290

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,159,690

Tarrant County Cultural Education Facilities
Finance Corp.
Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,252,360

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,651,000

Texas Transportation Commission
Highway Revenue Tolls, Series A	5.000	08-15-41	2,450,000	2,776,041

Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11-01-30	1,000,000	1,218,570

Virgin Islands 0.4%				1,193,200

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,193,200

Virginia 1.9%				5,858,030

City of Chesapeake VA Chesapeake Expressway
Toll Road Revenue, Highway Revenue Tolls,
Series A	5.000	07-15-47	2,000,000	2,212,660

Virginia Small Business Financing Authority
Elizabeth River Crossing OPCO, LLC
Project AMT	5.500	01-01-42	1,000,000	1,126,910

Washington County Industrial Development
Authority Mountain States Health Alliance,
Series C	7.750	07-01-38	2,000,000	2,518,460

Washington 0.7%				2,130,290

Port of Seattle Industrial Development Corp.
Delta Airlines, Inc.	5.000	04-01-30	1,000,000	1,012,260

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,118,030

18	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Wisconsin 1.1%				$3,431,668

Public Finance Authority	5.000	07-01-42	$2,500,000	2,547,575

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	884,093

Wyoming 0.3%				1,066,130

Sweetwater County FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,066,130

Other 0.4%				1,195,150

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,195,150

Short-Term Investments 2.0%				$6,504,000

(Cost $6,504,000)

Repurchase Agreement 2.0%				6,504,000

Repurchase Agreement with State Street Corp. dated 11-30-12 at 0.010%
to be repurchased at $6,504,005 on 12-3-12, collateralized by $6,640,000
U.S. Treasury Cash Management Bill, 0.010% due 12-31-12 (valued at
$6,636,680, including interest)			6,504,000	6,504,000

Total investments (Cost $272,877,963)† 100.1%				$317,725,710

Other assets and liabilities, net (0.1%)				($427,045)

Total net assets 100.0%				$317,298,665

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	1.0%
Assured Guaranty Municipal Corp.	3.4%
CIFG Holding Ltd.	1.3%
National Public Finance Guaranty Corp.	1.4%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $270,794,318. Net unrealized appreciation aggregated $46,931,392, of which $47,632,623 related to appreciated investment securities and $701,231 related to depreciated investment securities.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	19

Notes to Schedule of Investments

The Fund had the following sector composition as a percentage of total net assets on 11-30-12:

General Obligation	1.6%
Revenue Bonds
Development	25.4%
Transportation	11.4%
Health Care	8.6%
Pollution	8.0%
Utilities	6.5%
Water & Sewer	6.2%
Airport	6.1%
Tobacco	4.7%
Education	3.5%
Facilities	1.6%
Other Revenue	14.5%
Short-Term Investments & Other	1.9%

20	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $272,877,963)	$317,725,710
Cash	86
Receivable for investments sold	127,522
Receivable for fund shares sold	958,979
Interest receivable	4,127,777
Receivable from affiliates	5,521
Other receivables and prepaid expenses	49,045

Total assets	322,994,640

Liabilities

Payable for delayed delivery securities purchased	4,627,000
Payable for fund shares repurchased	757,028
Distributions payable	165,777
Payable to affiliates
Accounting and legal services fees	9,312
Transfer agent fees	15,313
Distribution and service fees	55,213
Trustees’ fees	11,685
Other liabilities and accrued expenses	54,647

Total liabilities	5,695,975

Net assets

Paid-in capital	$284,334,316
Undistributed net investment income	699,477
Accumulated net realized gain (loss) on investments	(12,582,875)
Net unrealized appreciation (depreciation) on investments	44,847,747

Net assets	$317,298,665

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($238,673,521 ÷ 27,041,150 shares)	$8.83
Class B ($10,254,327 ÷ 1,161,784 shares)[1]	$8.83
Class C ($68,370,817 ÷ 7,746,420 shares)[1]	$8.83

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.25

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,001,251

Expenses

Investment management fees	832,901
Distribution and service fees	663,835
Accounting and legal services fees	30,496
Transfer agent fees	89,625
Trustees’ fees	9,507
State registration fees	38,166
Printing and postage	10,228
Professional fees	28,708
Custodian fees	25,922
Registration and filing fees	8,623
Other	9,248

Total expenses	1,747,259
Less expense reductions	(152,479)

Net expenses	1,594,780

Net investment income	6,406,471

Realized and unrealized gain (loss)

Net realized gain (loss) on Investments	160,254
Change in net unrealized appreciation (depreciation) of Investments	11,657,582

Net realized and unrealized gain	11,817,836

Increase in net assets from operations	$18,224,307

22	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-12	ended
	(Unaudited)	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$6,406,471	$12,376,257
Net realized gain	160,254	60,146
Change in net unrealized appreciation (depreciation)	11,657,582	21,253,050

Increase in net assets resulting from operations	18,224,307	33,689,453

Distributions to shareholders
From net investment income
Class A	(4,736,351)	(9,327,479)
Class B	(165,823)	(347,430)
Class C	(1,106,448)	(2,189,040)

Total distributions	(6,008,622)	(11,863,949)

From Fund share transactions	10,397,810	20,812,970

Total increase	22,613,495	42,638,474

Net assets

Beginning of period	294,685,170	252,046,696

End of period	$317,298,665	$294,685,170

Undistributed net investment income	$699,477	$301,628

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	23

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Net investment income[3]	0.19	0.39	0.39	0.40	0.32	0.41	0.41
Net realized and unrealized gain
(loss) on investments	0.34	0.65	(0.26)	0.63	(0.58)	(0.34)	(0.35)
Total from investment operations	0.53	1.04	0.13	1.03	(0.26)	0.07	0.06
Less distributions
From net investment income	(0.18)	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)	(0.41)
Total distributions	(0.18)	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)	(0.41)
Net asset value, end of period	$8.83	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Total return (%)[4,5]	6.29[6]	13.56	1.67	14.15	(3.04)[6]	0.81	0.60

Ratios and supplemental data

Net assets, end of period (in millions)	$239	$221	$192	$207	$139	$94	$71
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.96[7]	0.97	0.99	1.01	1.15[7,8]	1.09	1.13
Interest and fees[9]	—	—	—	—	—	0.16	0.20
Expenses net of fee waivers	0.86[7]	0.89	0.99	1.00	1.15[7,8]	1.25	1.33
Net investment income	4.39[7]	4.81	4.97	5.16	6.07[7]	4.85	4.77
Portfolio turnover (%)	11	21	32	14	49	75	63

1 Six months ended 11-30-12. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Net investment income[3]	0.16	0.33	0.33	0.35	0.28	0.35	0.35
Net realized and unrealized gain
(loss) on investments	0.34	0.65	(0.26)	0.62	(0.58)	(0.34)	(0.36)
Total from investment operations	0.50	0.98	0.07	0.97	(0.30)	0.01	(0.01)
Less distributions
From net investment income	(0.15)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Total distributions	(0.15)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Net asset value, end of period	$8.83	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Total return (%)[4,5]	5.90[6]	12.72	0.91	13.29	(3.59)[6]	0.06	(0.15)

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$9	$8	$9	$8	$8	$11
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[7]	1.72	1.74	1.76	1.90[7,8]	1.84	1.88
Interest and fees[9]	—	—	—	—	—	0.16	0.20
Expenses net of fee waivers	1.61[7]	1.64	1.74	1.75	1.90[7,8]	2.00	2.08
Net investment income	3.63[7]	4.06	4.22	4.42	5.34[7]	4.09	4.05
Portfolio turnover (%)	11	21	32	14	49	75	63

1 Six months ended 11-30-12. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	25

CLASS C SHARES Period ended	11-30-12[1]	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning
of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Net investment income[3]	0.16	0.33	0.33	0.34	0.28	0.34	0.34
Net realized and unrealized gain
(loss) on investments	0.34	0.65	(0.26)	0.63	(0.58)	(0.33)	(0.35)
Total from investment operations	0.50	0.98	0.07	0.97	(0.30)	0.01	(0.01)
Less distributions
From net investment income	(0.15)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Total distributions	(0.15)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)
Net asset value, end of period	$8.83	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Total return (%)[4,5]	5.90[6]	12.72	0.91	13.30	(3.59)[6]	0.06	(0.15)

Ratios and supplemental data

Net assets, end of period (in millions)	$68	$64	$51	$59	$35	$23	$9
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[7]	1.73	1.74	1.76	1.90[7,8]	1.84	1.88
Interest and fees[9]	—	—	—	—	—	0.16	0.20
Expenses net of fee waivers	1.61[7]	1.64	1.74	1.75	1.90[7,8]	2.00	2.08
Net investment income	3.64[7]	4.06	4.22	4.40	5.29[7]	4.11	4.02
Portfolio turnover (%)	11	21	32	14	49	75	63

1 Six months ended 11-30-2012. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

26	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | High Yield Municipal Bond Fund	27

As of November 30, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2012 were $1,284. For the six months ended November 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

28	High Yield Municipal Bond Fund | Semiannual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $14,543,126 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31							NO EXPIRATION DATE
2013	2014	2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$1,681,342	$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011	$2,689,570	$328,839

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities and distributions payable.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | High Yield Municipal Bond Fund	29

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $1,850,000,000, (d) 0.4800% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2012 were equivalent to a net annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive the 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by the mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $212,933 for the six months ended November 30, 2012. Of this amount, $375 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $210,473 was paid as sales commissions to broker-dealers and $2,085 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase

30	High Yield Municipal Bond Fund | Semiannual report

are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2012, CDSCs received by the Distributor amounted to $11,757 and $2,113 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended November 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$286,985	$67,477
Class B	49,167	2,890
Class C	327,683	19,258
Total	$663,835	$89,625

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, these Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included with Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2012 and for the year ended May 31, 2012 were as follows:

	Six months ended 11-30-12		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,069,760	$26,408,755	6,743,700	$54,909,025
Distributions reinvested	461,744	3,987,534	901,668	7,346,629
Repurchased	(2,599,636)	(22,397,306)	(6,106,716)	(49,465,612)

Net increase	931,868	$7,998,983	1,538,652	$12,790,042

Semiannual report | High Yield Municipal Bond Fund	31

	Six months ended 11-30-12		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class B shares

Sold	182,887	$1,572,647	223,990	$1,810,404
Distributions reinvested	15,567	134,417	29,601	241,551
Repurchased	(139,318)	(1,200,374)	(229,373)	(1,868,953)

Net increase	59,136	$506,690	24,218	$183,002

Class C shares

Sold	609,382	$5,254,441	1,573,359	$12,821,599
Distributions reinvested	100,637	869,012	197,237	1,607,843
Repurchased	(491,931)	(4,231,316)	(813,294)	(6,589,516)

Net increase	218,088	$1,892,137	957,302	$7,839,926

Net increase	1,209,092	$10,397,810	2,520,172	$20,812,970

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $42,458,674 and $31,286,236, respectively, for the six months ended November 30, 2012.

32	High Yield Municipal Bond Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock High Yield Municipal Bond Fund (the Fund), a series of John Hancock Municipal Securities Trust (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee A was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and

Semiannual report | High Yield Municipal Bond Fund	33

the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

34	High Yield Municipal Bond Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

High-Yield Municipal Bond Fund Class A Shares	10.17%	12.26%	3.52%	4.90%
High Yield Municipal Debt Category Average	9.95%	14.33%	1.55%	4.13%
Barclay Muni Bond TR Index	10.70%	8.57%	5.22%	5.38%

The Board noted that the Fund’s performance compared favorably to its Category’s average performance over all periods, expect for the three-year period over which it underperformed. The Board also noted that the Fund underperformed its benchmark index’s performance, except over the three-year period over which it outperformed.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses

Semiannual report | High Yield Municipal Bond Fund	35

to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was one basis point above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.56%	0.55%

Gross Expense Ratio	0.91%	0.99%

Net Expense Ratio	0.91%	0.88%

The Board viewed favorably the Fund’s agreement with John Hancock Funds, LLC, the Fund’s distributor, to limit the Rule 12b-1 fees on the Fund’s Class A shares at 0.15% until September 30, 2013 and the favorable impact of this agreement on the Class’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

36	High Yield Municipal Bond Fund | Semiannual report

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | High Yield Municipal Bond Fund	37

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Municipal Securities Trust and each of its series, including John Hancock High Yield Municipal Bond Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Municipal Securities Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	55,587,008.76	918,583.08
Peter S. Burgess	55,585,655.21	919,936.64
William H. Cunningham	55,584,635.17	920,956.67
Grace K. Fey	55,580,827.93	924,763.92
Theron S. Hoffman	55,584,346.99	921,244.85
Deborah C. Jackson	55,550,165.12	955,426.73
Hassell H. McClellan	55,585,904.51	919,687.33
James M. Oates	55,589,834.72	915,757.12
Steven R. Pruchansky	55,565,705.50	939,886.34
Gregory A. Russo	55,593,192.04	912,399.81
Non-Independent Trustees
James R. Boyle	55,588,334.31	917,257.53
Craig Bromley	55,588,262.06	917,329.78
Warren A. Thomson	55,590,857.42	914,737.43

38	High Yield Municipal Bond Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Steven R. Pruchansky, Vice Chairman	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | High Yield Municipal Bond Fund	39

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

59SA 11/12
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	1/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date: January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	January 22, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 22, 2013